Finance costs and finance income	12 Months Ended
Mar. 31, 2018
Disclosure Of Finance Cost And Finance Income Explanatory [Abstract]
Finance costs and finance income
27.	Finance costs and finance income

Finance costs comprise the following:

	March 31, 2018	March 31, 2017	March 31, 2016
Interest on debt	$31,538,688	$26,472,908	$23,486,019
Interest to suppliers	2,826	-	764,257
Interest on loan from related party	1,959,017	1,107,351	492,791
Total interest expense	33,500,531	27,580,259	24,743,067
Add: Debt processing and other charges	608,090	1,692,567	2,320,389
Total	$34,108,621	$29,272,826	$27,063,456

Inventory carrying value includes capitalized interest cost of $22,846,505, $14,015,122 and $14,778,839 as of March 31, 2018, 2017 and 2016.

Borrowing costs have been included in the cost of inventory using weighted average interest rate (including corresponding bank processing charges and fees) of 14.72%, 13.69% and 13.63% for the years ended March 31, 2018, 2017 and 2016 respectively.

Debt processing and other charges primarily comprise letter of credit opening charges, processing fees and other miscellaneous bank charges.

Finance income comprises the following:

	March 31, 2018	March 31, 2017	March 31, 2016
Interest on deposits with banks	$29,669	$263,095	$1,184,084
Other interest received	-	136	3,011
Total	$29,669	$263,231	$1,187,095